Property and Equipment	12 Months Ended
Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

3. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Useful Life	March 31, 2014	March 31, 2013
Machinery and equipment	7	$8,387	$8,387
Computer equipment	5	5,840	5,840
Computer software	5	12,820	12,820
Office furniture and equipment	5	850	850

Subtotal		27,897	27,897
Less: accumulated depreciation		(22,462)	(18,238)

Total property and equipment, net		$5,435	$9,659

Depreciation expense for the years ended March 31, 2014 and 2013 was $4,224 and $8,913, respectively.

During the year ended March 31, 2013, the Company received $5,000 proceeds from sale of its equipment and recorded loss on disposal of property and equipment of $17,875.